Strategy Shares

September 4, 2019 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 for the Strategy Shares US Market Rotation Strategy ETF and Strategy Shares EcoLogical Strategy ETF

does not differ from that contained in the Registrant's Post-Effective Amendment No. 51, which was filed with the Commission on August 28, 2019 and (ii) that Post-Effective Amendment No. 51 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary